Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret minimum return indemnifications (Details) - Kreos/Claret Minimum Return Indemnifications € in Thousands	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Tranche B
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 2,564	€ 2,636
Tranche C
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 1,075	€ 984
Final redemption scenario probability | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95	0.95
Final redemption scenario probability | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95	0.95
Minimal return | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.40	1.40
Minimal return | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.30	1.30
Discount rate | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.16	0.08
Discount rate | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.16	0.08
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,595	2,635
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,245	1,160
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	133	136
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	45	43
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	222	104
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	927	684
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	386	241
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,142	903
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,431	2,499
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,030	941
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	133	136
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	45	43